Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Accumulated deficit (in Dollars)	$ (2,089,387)	$ (1,071,997)
Anti-dilutive potential common share	1,413,750	21,000